DEPOSITS, PREPAIDS AND OTHER ASSETS (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid assets	$ 38,046	$ 29,766
Supplier deposits	35,686	45,565
Investment tax credit receivable	19,379	13,819
Forward foreign exchange contracts	5,050	4,200
Current prepayments and other current assets	$ 98,161	$ 93,350